Long-Term Incentive Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Information Regarding Restricted Common Unit Awards

The following table summarizes information regarding restricted common share awards granted under the MRD LTIP for the periods presented:

	Number of Shares	Weighted- Average Grant Date Fair Value per Share(1)
Restricted common shares outstanding at December 31, 2013	—	$—
Granted(2)	1,068,422	$19.00
Forfeited	(9,211)	$19.00

Restricted common units outstanding at September 30, 2014	1,059,211	$19.00

(1)	Determined by dividing the aggregate grant date fair value of awards by the number of awards issued.
(2)	The aggregate grant date fair value of restricted common share awards issued in 2014 was $20.3 million based on a grant date market price of $19.00 per share.

The following table summarizes information regarding restricted common unit awards granted under the MEMP LTIP for the periods presented:

	Number of Units	Weighted- Average Grant Date Fair Value per Unit(1)
Restricted common units outstanding at December 31, 2013	706,927	$18.62
Granted(2)	684,957	$22.39
Forfeited	(36,112)	$20.43
Vested	(260,067)	$18.56

Restricted common units outstanding at September 30, 2014	1,095,705	$20.93

(1)	Determined by dividing the aggregate grant date fair value of awards by the number of awards issued.
(2)	The aggregate grant date fair value of restricted common unit awards issued in 2014 was $18.4 million based on a grant date market price range of $21.99 – $23.40 per unit.

The following table summarizes information regarding restricted common unit awards for the periods presented:

	Number of Units	Weighted Average Grant Date Fair Value per Unit(1)
Restricted common units outstanding at January 1, 2012	—	$—
Granted(2)	287,943	$18.07
Forfeited	(2,334)	$17.14

Restricted common units outstanding at December 31, 2012	285,609	$18.08
Granted(3)	524,718	$18.83
Forfeited	(11,734)	$17.24
Vested	(91,666)	$18.31

Restricted common units outstanding at December 31, 2013	706,927	$18.62

(1)	Determined by dividing the aggregate grant date fair value of awards by the number of awards issued.
(2)	The aggregate grant date fair value of restricted common unit awards issued in 2012 was $5.2 million based on grant date market prices of MEMP ranging from of $17.14 to $18.58 per unit.
(3)	The aggregate grant date fair value of restricted common unit awards issued in 2013 was $9.9 million based on grant date market prices of MEMP ranging from of $18.33 to $20.35 per unit.

Summary of Amount of Compensation Expense Recognized

The following table summarizes the amount of recognized compensation expense associated with these awards that are reflected in the accompanying statements of operations for the periods presented (in thousands):

For the Nine Months Ended September 30,
2014	2013
$1,487	$—

The following table summarizes the amount of recognized compensation expense associated with these awards that are reflected in the accompanying statements of operations for the periods presented (in thousands):

For the Nine Months Ended September 30,
2014	2013
$5,387	$2,322